Cash and cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents and Restricted Cash

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$270,166	$240,378
Restricted cash	29,623	8,797
Total cash and cash equivalents and restricted cash	$299,789	$249,175